Related Party Transactions Other Than Board Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supervisory Board Members
Related Party Transactions Other Than Board Compensation
Products and services provided		€ 0
Product and services received	€ 2	2
Outstanding balances at year end (Vendors)		0
Outstanding balances at year end (Customers)	0	0
Commitments at year end		0
Companies controlled by Supervisory Board Members
Related Party Transactions Other Than Board Compensation
Products and services provided	0	0
Product and services received	1	3
Sponsoring and other financial support provided	5	7
Outstanding balances at year end (Vendors)		0
Outstanding balances at year end (Customers)		0
Commitments at year end		42
Associated Entities
Related Party Transactions Other Than Board Compensation
Products and services provided	55	13
Product and services received	90	110
Outstanding balances at year end (Vendors)	2	6
Outstanding balances at year end (Customers)	€ 20	€ 0